Accounts receivable, net of credit expected losses (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Summary of Accounts Receivable
Accounts receivable in our consolidated balance sheets as of December 31, 2021 and 2020 are as follows:

	As of December 31, 2021	As of December 31, 2020
Third-party credit card processors	$90,063	$58,282
Fulfilment partners	22,100	12,179
Airlines	4,686	4,261
Hotels	4,268	1,927
Global distribution systems	8,612	5,353
Advertising	4,749	2,309
Others	15,340	6,300

Total accounts receivable	$149,818	$90,611

Summary of the Activity on the Expected Credit Loss Allowance for Trade Receivables
The following table shows the activity on the expected credit loss allowance for trade receivables during the years ended December 31, 2021 and 2020:

	As of December 31, 2021	As of December 31, 2020
Balance, beginning of year	$10,795	$3,205
Impact of adoption of ASC 326	—	1,076
Provisions	11,713	12,270
Recoveries and write-off	(8,475)	(7,369)
Foreign currency translation adjustment	(1,058)	1,613

Balance, end of year	$12,975	$10,795

Summary of the impact of adopting ASC 326
The following table illustrates the impact of adopting ASC 326 as of January 1, 2020:

	As of January 1, 2020
	As reported under previous GAAP	Impact of ASC 326 adoption	As reported under ASC 326
Allowance for credit expected losses:	$3,205	$1,076	$4,281